STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTS(TM)
                               ("MIDCAP SPDRS")(TM)

                           MIDCAP SPDR TRUST, SERIES 1

                             A UNIT INVESTMENT TRUST

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2004








"S&P", "S&P MidCap 400 Index", "Standard & Poor's", "Standard & Poor's MidCap 400 Depositary Receipts", and "MidCap SPDRs" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PDR Services LLC and the American Stock Exchange LLC. The Trust, however, is not sponsored by or affiliated with Standard & Poor's Corporation or The McGraw-Hill Companies, Inc.

MIDCAP SPDR TRUST, SERIES 1
TRUST OVERVIEW


--------------------------------------------------------------------------------


OBJECTIVE:

To replicate the total return of the S&P MidCap 400 Index.

STRATEGY:

The Trust's holdings are comprised of the 400 stocks in the S&P MidCap 400 Index, which is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The MidCap SPDR Trust, Series 1 (the "Trust") seeks to match the total return of the S&P MidCap 400 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the S&P MidCap 400 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

                                MIDCAP SPDR TRUST, SERIES 1
                                  SCHEDULE OF INVESTMENTS
                                     SEPTEMBER 30, 2004

COMMON STOCK                                                  SHARES             VALUE
------------                                                  ------             -----

3Com Corp.                                         *        2,652,426        $11,193,237.72
99 (Cents) Only Stores                             *          468,469         $6,666,313.87
Abercrombie & Fitch Co.                            *          637,257        $20,073,595.50
Activision, Inc.                                   *          932,679        $12,936,257.73
Acxiom Corp.                                       *          579,730        $13,762,790.20
Adesa Inc.                                         *          639,326        $10,504,126.18
Adtran Inc.                                                   536,807        $12,174,782.76
Advanced Fibre Communications                      *          596,167         $9,479,055.30
Advent Software, Inc.                              *          223,782         $3,766,251.06
Aeropostale                                        *          378,330         $9,912,246.00
AGCO Corp.                                         *          608,224        $13,758,026.88
AGL Resources                                                 437,697        $13,467,936.69
Airgas Inc.                                                   502,685        $12,099,627.95
AirTran Holdings Inc.                              *          576,610         $5,743,035.60
Alaska Air Group                                   *          180,926         $4,483,346.28
Albemarle Corp.                                               280,143         $9,830,217.87
Alexander & Baldwin                                           287,098         $9,744,106.12
Alliance Data Sys Corp                             *          544,928        $22,102,279.68
Alliant Energy                                                763,042        $18,984,484.96
Alliant Techsystems Inc                            *          253,267        $15,322,653.50
Allmerica Financial                                *          358,691         $9,641,614.08
AMB Property Corp.                                            557,139        $20,625,285.78
American Eagle Outfitters                          *          483,350        $17,811,447.50
American Financial Group                                      496,215        $14,831,866.35
American Greetings Corp Class A Com                *          459,688        $11,547,362.56
AmeriCredit Corp.                                  *        1,061,900        $22,172,472.00
AmerUs Group Co.                                              263,578        $10,806,698.00
Ametek, Inc.                                                  459,661        $13,936,921.52
Amphenol Corporation                               *          592,521        $20,299,769.46
Anntaylor Stores Corp                              *          481,018        $11,255,821.20
Applebee's Intl                                    *          553,190        $13,984,643.20
Apria Healthcare Group                             *          336,781         $9,177,282.25
Aquila Inc Del New                                 *        1,588,477         $4,956,048.24
Aquila, Inc.                                       *          626,845        $13,859,542.95
Arch Coal                                                     369,649        $13,118,843.01
Arrow Electronics                                  *          778,805        $17,585,416.90
Arvinmeritor Inc.                                             467,586         $8,767,237.50
Ascential Software Corp.                           *          395,481         $5,327,129.07
Associated Banc-Corp.                                         741,981        $23,795,330.67
Astoria Financial                                             515,564        $18,297,366.36
Atmel Corp.                                        *        3,205,353        $11,603,377.86
Avnet, Inc.                                        *          811,963        $13,900,806.56
Avocent Corp.                                      *          331,915         $8,639,747.45
Bandag, Inc.                                                  130,576         $5,719,228.80
Bank of Hawaii Corp.                                          354,385        $16,744,691.25
Banknorth Group Inc.                                        1,165,263        $40,784,205.00
Banta Corp.                                                   167,926         $6,675,058.50
Barnes & Noble                                     *          472,371        $17,477,727.00
Barr Laboratories                                  *          704,234        $29,176,414.62
Beckman Coulter Inc.                                          413,098        $23,183,059.76
Belo Corp.                                                    774,728        $17,462,369.12
Berkley Corp. (W. R.)                                         566,602        $23,887,940.32
BISYS Group                                        *          813,277        $11,881,976.97
BJ's Wholesale Club                                *          469,359        $12,832,275.06
Black Hills                                                   218,754         $6,076,986.12
Blyth Inc.                                                    275,224         $8,504,421.60
Bob Evans Farms                                               237,773         $6,457,914.68
Borders Group                                                 514,506        $12,759,748.80

COMMON STOCK                                                  SHARES             VALUE
------------                                                  ------             -----

Borg Warner Inc.                                   *          376,153        $16,283,663.37
Bowater Inc.                                                  375,041        $14,322,815.79
Boyd Gaming Corp.                                             584,198        $16,445,173.70
Brinker International                              *          605,427        $18,859,051.05
Brink's Company                                               382,421        $11,537,641.57
Brown & Brown Inc.                                            464,372        $21,221,800.40
C.H. Robinson Worldwide                                       575,531        $26,698,883.09
Cabot Corp.                                                   415,875        $16,040,298.75
Cabot Micro-Electronics                            *          167,090         $6,057,012.50
Cadence Design Systems                             *        1,814,718        $23,663,922.72
Caesars Entertainment, Inc.                        *        2,087,522        $34,861,617.40
Callaway Golf Co.                                             506,931         $5,358,260.67
Career Education                                   *          689,933        $19,614,795.19
Carlisle Companies                                            210,094        $13,431,309.42
CarMax Inc.                                        *          700,985        $15,106,226.75
Catalina Marketing                                 *          351,399         $8,110,288.92
CBRL Group                                                    328,357        $11,847,120.56
CDW Corp.                                                     560,280        $32,513,048.40
Cephalon, Inc.                                     *          381,969        $18,296,315.10
Ceridian Corp. (New)                               *        1,001,407        $18,435,902.87
Certegy, Inc.                                                 427,190        $15,895,739.90
Charles River Labs                                 *          311,394        $14,261,845.20
Checkfree Corp                                     *          584,488        $16,172,782.96
Cheesecake Factory                                 *          349,269        $15,158,274.60
Chico's FAS                                        *          602,550        $20,607,210.00
ChoicePoint Inc.                                   *          597,367        $25,477,702.55
Church & Dwight                                               416,556        $11,688,561.36
Cincinnati Bell Inc.                               *        1,652,804         $5,768,285.96
City National Corp.                                           330,608        $21,472,989.60
Claire's Stores                                               666,635        $16,692,540.40
CNF Inc.                                                      343,298        $14,071,785.02
Cognizant Technology Solutions Corp. Class A       *          885,449        $27,015,048.99
Colonial BancGroup                                            900,141        $18,407,883.45
Commerce Bancorp                                              529,616        $29,234,803.20
CommScope, Inc.                                    *          364,372         $7,870,435.20
Community Health Systems                           *          587,177        $15,665,882.36
Compass Bancshares                                            826,587        $36,221,042.34
Constellation Brands                               *          722,915        $27,514,144.90
Cooper Cameron Corp.                               *          370,222        $20,302,974.48
Copart Inc.                                        *          606,431        $11,479,738.83
Corinthian Colleges                                *          607,820         $8,193,413.60
Covance Inc.                                       *          422,109        $16,871,696.73
Coventry Health Care Inc.                          *          603,547        $32,211,303.39
Credence Systems                                   *          642,507         $4,626,050.40
Cree Inc.                                          *          493,971        $15,080,934.63
Crompton Corporation                                          772,342         $7,329,525.58
CSG Systems International                          *          350,685         $5,404,055.85
Cullen Frost Bankers                               *          347,302        $16,139,123.94
Cypress Semiconductor                              *          844,467         $7,465,088.28
Cytec Industries                                   *          263,787        $12,912,373.65
Cytyc Corp.                                        *          748,552        $18,077,530.80
D.R. Horton                                                 1,571,749        $52,040,609.39
Dean Foods (New)                                            1,063,646        $31,930,652.92
Dentsply International                             *          542,582        $28,181,709.08
Developers Diversified Realty Corporation          *          689,259        $26,984,489.85
DeVRY Inc.                                         *          473,659         $9,809,477.89
Diebold, Inc.                                                 483,188        $22,564,879.60
Dollar Tree Stores                                 *          765,191        $20,621,897.45
Donaldson Co.                                                 582,042        $16,524,172.38
DPL Incorporated                                              852,541        $17,545,293.78
DST Systems Inc.                                   *          566,285        $25,182,693.95
Dun & Bradstreet                                   *          474,070        $27,827,909.00
Duquesne Light Holdings Inc.                                  516,144         $9,269,946.24

COMMON STOCK                                                  SHARES             VALUE
------------                                                  ------             -----

Dycom Industries                                   *          327,124         $9,287,050.36
Eaton Vance                                                   455,954        $18,415,982.06
Education Management                               *          493,028        $13,134,265.92
Edwards (A.G.), Inc.                                          533,969        $18,486,006.78
Edwards Lifesciences Corp.                         *          402,356        $13,478,926.00
Emmis Communications                               *          377,683         $6,820,954.98
Energizer Holdings Inc.                            *          525,511        $24,226,057.10
Energy East                                                   988,717        $24,895,894.06
ENSCO Int'l                                                 1,017,825        $33,252,342.75
Entercom Communications                            *          335,952        $10,972,192.32
Equitable Resources                                           416,832        $22,638,145.92
Everest Re Group                                              376,854        $28,011,557.82
Expeditors Int'l                                              713,952        $36,911,318.40
Fair, Isaac Corporation                                       473,888        $13,837,529.60
Fairchild Semiconductor                            *          804,536        $11,400,275.12
Fastenal                                                      511,365        $29,454,624.00
Federal Signal                                                324,374         $6,026,868.92
Ferro Corp.                                                   282,401         $6,159,165.81
Fidelity Nat'l Fin'l                                        1,170,405        $44,592,430.50
First Amer'n Corp.                                            597,010        $18,405,818.30
First Health Group                                 *          617,787         $9,940,192.83
FirstMerit Corp.                                              571,616        $15,036,358.88
Flowserve Corporation                              *          372,514         $9,007,388.52
FMC Corp.                                          *          245,745        $11,935,834.65
FMC Technologies                                   *          454,788        $15,189,919.20
Foot Locker, Inc.                                  *        1,049,089        $24,863,409.30
Forest Oil                                         *          397,160        $11,962,459.20
Furniture Brands International                     *          368,787         $9,249,177.96
Gallagher (Arthur J.)                                         619,189        $20,513,731.57
Gartner, Inc.                                      *          728,320         $8,514,060.80
GATX Corp.                                                    332,428         $8,862,530.48
Gentex Corp                                        *          521,994        $18,337,649.22
Glatfelter                                                    295,368         $3,659,609.52
Graco Inc.                                                    466,926        $15,642,021.00
Granite Construction                                          280,426         $6,702,181.40
Grant Prideco                                      *          827,093        $16,947,135.57
Great Plains Energy Inc.                                      500,488        $14,589,225.20
Greater Bay Bancorp                                           345,246         $9,925,822.50
GTECH Holdings Corp.                                          795,357        $20,138,439.24
Hanover Compressor                                 *          525,532         $7,068,405.40
Harman International Industries, Inc.                         445,070        $47,956,292.50
Harris Corp.                                                  446,964        $24,556,202.16
Harsco Corp.                                                  277,266        $12,449,243.40
Harte-Hanks, Inc.                                             579,117        $14,483,716.17
Hawaiian Electric Industries                                  542,657        $14,402,116.78
HCC Insurance Holdings                                        436,039        $13,146,575.85
Health Net, Inc.                                   *          754,590        $18,653,464.80
Helmerich & Payne                                             339,774         $9,748,116.06
Hibernia Corp. (CL A)                                       1,047,026        $27,651,956.66
Highwoods Properties, Inc.                                    361,434         $8,894,890.74
Hillenbrand Industries                                        417,041        $21,073,081.73
HNI Corp.                                                     387,435        $15,334,677.30
Horace Mann Educators                                         288,204         $5,066,626.32
Hormel Foods Corp.                                            935,341        $25,048,431.98
Hospitality Properties Trust                                  452,814        $19,240,066.86
Hovnanian Enterprises Inc.                         *          411,986        $16,520,638.60
Hubbell Inc. (Class B)                                        410,180        $18,388,369.40
Hunt(J.B.) Transport Serv Inc.                     *          544,267        $20,214,076.38
IDACORP Inc. Hldg. Co.                                        257,371         $7,479,201.26
Imation Corp.                                                 239,680         $8,530,211.20
IMC Global Inc.                                               780,652        $13,575,538.28
INAMED Corp.                                       *          239,815        $11,431,981.05
Independence Community Bank Corp.                             565,901        $22,098,434.05

COMMON STOCK                                                  SHARES             VALUE
------------                                                  ------             -----

IndyMac Bancorp                                               412,761        $14,941,948.20
Integrated Circuit Systems Inc.                    *          489,159        $10,516,918.50
Integrated Device Technology                       *          715,192         $6,815,779.76
International Rectifier Corp.                      *          445,427        $15,278,146.10
International Speedway Corp. Class A                          358,927        $17,910,457.30
Intersil Corp. Class A                                      1,014,435        $16,159,949.55
Investors Financial Services                                  446,687        $20,158,984.31
Invitrogen Corp.                                   *          354,998        $19,521,340.02
ITT Educational Services, Inc.                     *          308,240        $11,112,052.00
IVAX Corp.                                         *        1,685,834        $32,283,721.10
Jack & Henry & Assoc Inc                                      608,352        $11,418,767.04
Jacobs Engineering Group                           *          379,644        $14,536,568.76
Jefferies Group, Inc.                                         381,659        $13,155,785.73
JetBlue Airways Corp.                              *          696,578        $14,572,411.76
Keane Inc.                                         *          416,407         $6,396,011.52
Kelly Services                                                237,186         $6,335,238.06
KEMET Corp.                                        *          582,972         $4,716,243.48
Kennametal Inc.                                               245,766        $11,096,334.90
Korn/Ferry International                           *          260,977         $4,757,610.71
Krispy Kreme Doughnuts                             *          416,151         $5,268,471.66
L-3 Communications Holdings                        *          720,583        $48,279,061.00
LaBranche & Co.                                               403,205         $3,407,082.25
Lam Research                                       *          903,161        $19,761,162.68
Lancaster Colony                                              240,334        $10,133,683.11
Lattice Semconductor                               *          764,390         $3,753,154.90
Laureate Education, Inc.                           *          307,768        $11,455,124.96
Lear Corporation                                   *          462,424        $25,178,986.80
Lee Enterprises                                               304,405        $14,106,127.70
Legg Mason                                                    678,927        $36,166,441.29
Lennar Corp                                                 1,051,704        $50,061,110.40
Leucadia National Corp.                                       477,830        $27,069,069.50
Liberty Property Trust                                        573,867        $22,862,861.28
LifePoint Hospitals                                *          260,835         $7,827,658.35
Lincare Holdings                                   *          673,529        $20,010,546.59
Longview Fibre                                                344,228         $5,232,265.60
LTX Corp.                                          *          411,124         $2,224,180.84
Lubrizol Corp.                                                438,964        $15,188,154.40
Lyondell Chemical Co.                                       1,202,922        $27,017,628.12
Mack-Cali Realty                                              408,576        $18,099,916.80
Macromedia Inc.                                    *          467,714         $9,391,697.12
Macrovision Corporation                            *          333,061         $8,020,108.88
Mandalay Resort Group                                         454,950        $31,232,317.50
Manpower Inc.                                                 607,314        $27,019,399.86
Martin Marietta                                               325,008        $14,713,112.16
McAfee, Inc.                                       *        1,052,822        $21,161,722.20
McData Corp.                                       *          800,236         $4,025,187.08
MDU Resources                                                 791,832        $20,848,936.56
Media General                                                 159,906         $8,946,740.70
Mentor Graphics                                    *          483,404         $5,300,524.86
Mercantile Bankshares                                         533,039        $25,564,550.44
Michaels Stores                                               459,984        $27,235,652.64
Micrel Inc.                                        *          616,824         $6,421,137.84
Microchip Technology                                        1,387,413        $37,238,164.92
Millennium Pharmaceuticals                         *        2,056,191        $28,190,378.61
Miller (Herman)                                               480,209        $11,837,151.85
Minerals Technologies                                         138,697         $8,163,705.42
Modine Mfg.                                                   232,523         $7,001,267.53
Mohawk Industries                                  *          449,660        $35,698,507.40
MoneyGram International, Inc.                      *          596,814        $10,193,583.12
MPS Group, Inc.                                    *          709,504         $5,966,928.64
Murphy Oil                                                    620,059        $53,802,519.43
National Fuel Gas                                             556,506        $15,765,814.98
National Instruments                                          531,139        $16,077,577.53

COMMON STOCK                                                  SHARES             VALUE
------------                                                  ------             -----

National-Oilwell Inc.                              *          578,834        $19,020,485.24
Neiman-Marcus Group 'A'                            *          332,138        $19,097,935.00
New Plan Excel Realty Trust                                   689,117        $17,227,925.00
New York Community Bancorp                                  1,784,142        $36,646,276.68
Newfield Exploration Company                       *          419,865        $25,712,532.60
Newport Corporation                                *          287,570         $3,298,427.90
Noble Energy, Inc.                                            393,736        $22,931,184.64
Nordson Corporation                                           240,307         $8,249,739.31
Northeast Utilities                                           864,207        $16,756,973.73
NSTAR                                                         357,990        $17,577,309.00
OGE Energy Corp.                                              590,553        $14,899,652.19
Ohio Casualty                                      *          414,143         $8,668,012.99
Old Republic International                                  1,227,460        $30,723,323.80
Olin Corp.                                                    470,552         $9,411,040.00
Omnicare, Inc.                                                701,625        $19,898,085.00
ONEOK Inc.                                                    694,475        $18,070,239.50
O'Reilly Automotive Inc.                           *          371,395        $14,220,714.55
Outback Steakhouse                                            496,579        $20,622,925.87
Overseas Shipholding Group                                    265,317        $13,170,335.88
Pacific Sunwear of California, Inc.                *          499,646        $10,517,548.30
PacifiCare Health Sys B                            *          579,750        $21,276,825.00
Packaging Corp. of America                         *          719,721        $17,611,572.87
Par Pharmaceutical Companies, Inc.                 *          228,776         $8,219,921.68
Patterson Companies, Inc.                          *          460,914        $35,287,575.84
Patterson UTI-Energy                               *        1,124,732        $21,448,639.24
Payless ShoeSource                                 *          459,088         $4,650,561.44
Peabody Energy                                                432,757        $25,749,041.50
Pentair Inc.                                                  676,393        $23,612,879.63
Pepco Holdings, Inc.                                        1,250,907        $24,893,049.30
PepsiAmericas, Inc.                                           931,655        $17,794,610.50
Perrigo Co.                                                   476,233         $9,786,588.15
PETsMART Inc.                                      *          978,561        $27,781,346.79
Pier 1 Imports                                                589,158        $10,651,976.64
Pioneer Natural Resources                          *          980,529        $33,808,639.92
Plains Exploration & Production Company            *          519,608        $12,397,846.88
Plantronics Inc.                                   *          323,046        $13,968,509.04
Plexus Corp                                        *          290,899         $3,211,524.96
PMI Group                                                     647,420        $26,272,303.60
PNM Resources, Inc.                                           407,201         $9,166,094.51
Pogo Producing                                                430,702        $20,436,809.90
Polycom Inc.                                       *          670,011        $13,279,618.02
Potlatch Corp.                                                198,927         $9,311,772.87
Powerwave Technologies                             *          703,364         $4,332,722.24
Precision Castparts                                           437,589        $26,277,219.45
Pride  International                               *          916,430        $18,136,149.70
Protective Life Corp.                                         467,768        $18,387,960.08
Protein Design Labs                                *          641,065        $12,552,052.70
Puget Energy, Inc. (Hldg. Co.)                                670,483        $15,219,964.10
Quanta Services                                    *          790,626         $4,783,287.30
Quantum Corp.-DSSG Stock                           *        1,225,897         $2,831,822.07
Questar Corp.                                                 566,062        $25,936,960.84
Radian Group                                                  625,120        $28,899,297.60
Raymond James Financial, Inc.                                 497,112        $11,990,341.44
Rayonier Inc.                                                 334,571        $15,135,992.04
Reader's Digest Association                                   670,961         $9,789,320.99
Regis Corp.                                                   298,313        $11,998,148.86
Renal Care Group, Inc.                             *          452,012        $14,568,346.76
Rent-A-Center, Inc.                                *          533,154        $13,787,362.44
Republic Services                                           1,023,223        $30,451,116.48
Retek Inc.                                         *          377,016         $1,719,192.96
Reynolds & Reynolds                                           435,466        $10,742,946.22
RF Micro Devices, Inc.                             *        1,257,734         $7,974,033.56
Rollins, Inc.                                                 307,660         $7,473,061.40

COMMON STOCK                                                  SHARES             VALUE
------------                                                  ------             -----

Ross Stores                                                   994,041        $23,300,321.04
RPM International Inc.                                        783,354        $13,826,198.10
RSA Security Inc.                                  *          428,970         $8,279,121.00
Ruby Tuesday, Inc.                                            442,327        $12,327,653.49
Ruddick Corp.                                                 314,878         $6,184,203.92
Ryland Group Inc.                                             159,818        $14,808,735.88
SAKS Inc.                                          *          956,072        $11,520,667.60
SanDisk Corporation                                *        1,091,412        $31,781,917.44
SCANA Corp .                                                  752,157        $28,085,542.38
Schein (Henry) Inc.                                *          293,723        $18,301,880.13
Scholastic Corp.                                   *          266,907         $8,244,757.23
Scotts Co.                                         *          220,661        $14,155,403.15
SEI Investments                                               694,745        $23,399,011.60
Semtech Corp                                       *          501,020         $9,604,553.40
Sensient Technologies                                         315,957         $6,837,309.48
Sepracor Inc.                                      *          590,405        $28,799,955.90
Sequa Corp.                                        *           70,400         $3,675,584.00
Sierra Pacific (New)                               *          790,734         $7,077,069.30
Silicon Laboratories Inc.                          *          349,141        $11,553,075.69
Silicon Valley Bancshares                          *          240,219         $8,928,940.23
Six Flags Inc.                                     *          627,047         $3,411,135.68
Smith International                                *          706,242        $42,890,076.66
Smithfield Foods                                   *          744,953        $18,623,825.00
Smucker (J.M.) (New)                                          393,311        $17,466,941.51
Sonoco Products                                               660,401        $17,461,002.44
Sotheby's Holdings                                 *          425,930         $6,695,619.60
SPX Corp.                                          *          512,956        $18,158,642.40
StanCorp Financial Group                                      191,392        $13,627,110.40
Stericycle Inc.                                    *          304,473        $13,975,310.70
STERIS Corp.                                       *          465,302        $10,208,725.88
Storage Technology                                 *          749,003        $18,919,815.78
Superior Industries                                           179,477         $5,375,336.15
Swift Transportation                               *          538,808         $9,062,750.56
Sybase Inc.                                        *          640,513         $8,832,674.27
Synopsys Inc.                                      *        1,051,239        $16,641,113.37
TCF Financial                                                 940,537        $28,488,865.73
Tech Data Corp.                                    *          391,000        $15,073,050.00
Tecumseh Products Co.                                         124,544         $5,214,657.28
Teleflex                                                      271,140        $11,523,450.00
Telephone & Data Systems                                      385,642        $32,459,487.14
Thomas & Betts Corp.                               *          397,409        $10,658,509.38
Thor Industries, Inc.                                         384,759        $10,184,570.73
Tidewater Inc.                                                408,630        $13,300,906.50
Timberland Co Cl'A'                                *          237,766        $13,505,108.80
Titan Corp.                                        *          568,563         $7,942,825.11
Toll Brothers                                      *          503,575        $23,330,629.75
Tootsie Roll                                                  352,302        $10,294,264.44
Transaction Systems                                *          252,519         $4,693,065.62
Triad Hospitals                                    *          517,566        $17,824,973.04
Trinity Industries                                            317,662         $9,901,524.54
TriQuint Semiconductor                             *          925,360         $3,608,904.00
Tupperware Corp.                                              394,605         $6,700,392.90
Tyson Foods                                                 2,378,914        $38,110,202.28
United Dominion Rlty Tr                                       861,996        $17,093,380.68
United Rentals                                     *          523,995         $8,326,280.55
Unitrin, Inc.                                                 461,191        $19,171,709.87
Universal Corp.                                               172,070         $7,681,204.80
Univl Health Svs Cl 'B'                            *          392,132        $17,057,742.00
Urban Outfitters Inc.                              *          542,333        $18,656,255.20
Utstarcom Inc.                                     *          767,705        $12,367,727.55
Valassis Communication                             *          348,973        $10,322,621.34
Valeant Pharmaceuticals International                         566,116        $13,654,717.92
Valspar Corp                                                  345,819        $16,142,830.92

COMMON STOCK                                                  SHARES             VALUE
------------                                                  ------             -----

Varco Int'l                                        *          657,624        $17,637,475.68
Varian Inc.                                        *          233,884         $8,857,187.08
Varian Medical Systems                             *          915,487        $31,648,385.59
Vectren Corporation                                           511,992        $12,891,958.56
Vertex Pharmaceuticals                             *          539,064         $5,660,172.00
Vishay Intertechnology                             *        1,119,347        $14,439,576.30
VISX Inc.                                          *          333,513         $6,870,367.80
Waddell & Reed Financial Investment                           556,041        $12,232,902.00
Washington Federal Inc.                            *          528,753        $13,298,137.95
Washington Post                                               64,476         $59,317,920.00
Weatherford International Ltd.                     *          899,643        $45,899,785.86
Webster Financial Corp.                                       357,458        $17,654,850.62
Werner Enterprises                                            534,104        $10,313,548.24
Westamerica Bancorp                                           213,747        $11,732,572.83
Westar Energy, Inc                                            578,153        $11,678,690.60
Western Gas Resources                                         497,098        $14,212,031.82
Westwood One, Inc.                                 *          655,339        $12,956,052.03
WGL Holdings, Inc.                                            327,858         $9,265,267.08
Whole Foods Market                                 *          419,615        $35,998,770.85
Williams-Sonoma Inc.                               *          783,475        $29,419,486.25
Wilmington Trust Corp.                                        447,314        $16,197,239.94
Wind River Systems                                 *          551,889         $6,733,045.80
Wisconsin Energy                                              792,614        $25,284,386.60
WPS Resources                                                 251,063        $11,295,324.37
XTO Energy Inc.                                             1,745,046        $56,679,094.08
York International                                            279,153         $8,818,443.27
Zebra Technologies Corp.                                      483,033        $29,469,843.33


Totals                                                    229,912,246     $6,535,210,611.46

(*) Denotes non-income producing security.

The accompanying notes are an integral part of these financial statements.

                                  MIDCAP SPDR TRUST, SERIES 1
                              STATEMENT OF ASSETS AND LIABILITIES
                                       SEPTEMBER 30, 2004

ASSETS:
  Investments in securities, at value (cost $6,732,402,378).................... $ 6,535,210,611
  Cash.........................................................................      16,325,657
  Dividends receivable.........................................................       4,003,904
  Receivable for securities sold...............................................      93,947,708
                                                                                ---------------
  Total Assets.................................................................   6,649,487,880
                                                                                ---------------


LIABILITIES:
  Payable for securities purchased.............................................      94,785,993
  Distribution payable.........................................................      14,089,177
  Payable to sponsor...........................................................       3,873,226
  Accrued trustee fees.........................................................         542,013
  Other accrued expenses.......................................................         165,924
                                                                                ---------------
  Total Liabilities............................................................     113,456,333
                                                                                ---------------
Net  Assets.................................................................... $ 6,536,031,547
                                                                                ===============


NET ASSETS REPRESENTED BY:
Interest of Unitholders (60,191,192 units of fractional undivided interest
  (MidCap SPDRs) outstanding; unlimited units authorized)
  Cost to investors of  outstanding units...................................... $ 7,294,040,451
  Undistributed net investment income..........................................         415,782
  Accumulated net realized losses on investments...............................    (561,232,919)
  Unrealized depreciation on investments.......................................    (197,191,767)
                                                                                ---------------
Net assets..................................................................... $ 6,536,031,547
                                                                                ===============
Net asset value per MidCap SPDR ($6,536,031,547/60,191,192 MidCap SPDRs)....... $        108.59
                                                                                ===============



The accompanying notes are an integral part of these financial statements.

                                                     MIDCAP SPDR TRUST, SERIES 1
                                                       STATEMENTS OF OPERATIONS

                                                                          FOR THE YEAR          FOR THE YEAR          FOR THE YEAR
                                                                              ENDED                 ENDED                 ENDED
                                                                          SEPTEMBER 30,         SEPTEMBER 30,         SEPTEMBER 30,
                                                                              2004                  2003                  2002
                                                                          ---------------------------------------------------------
INVESTMENT INCOME
    Dividend income...................................................... $ 77,048,858         $   59,331,794         $  61,546,707
EXPENSES
    Trustee fees and expenses............................................    6,746,430              5,245,862             6,104,160
    Printing and distribution expenses...................................    7,349,918              5,456,210             6,289,457
    Audit fees...........................................................       67,050                 73,050                58,800
    Legal fees...........................................................       70,503                 49,391                22,533
    License fees.........................................................    1,884,016              1,546,799             1,895,620
                                                                          ---------------------------------------------------------
    Total expenses.......................................................   16,117,917             12,371,312            14,370,570
    Less: expenses assumed by the Sponsor and the Trustee (see Note 3)...     (123,652)              (120,350)             (164,484)
                                                                          ---------------------------------------------------------
    Net expenses.........................................................   15,994,265             12,250,962            14,206,086
                                                                          ---------------------------------------------------------
Net investment income....................................................   61,054,593             47,080,832            47,340,621
                                                                          ---------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
    Net realized gains/losses............................................   62,515,659          (165,400,188)          (145,119,328)
    Net realized gains from in-kind redemptions..........................  366,612,906             30,754,605           241,012,342
    Net increase (decrease) in unrealized appreciation (depreciation)
        of investments....................................                 428,181,459          1,235,084,359          (831,875,344)
                                                                          ---------------------------------------------------------
    Net realized and unrealized gains (losses) on investments............  857,310,024          1,100,438,776          (735,982,330)
                                                                          ---------------------------------------------------------
        NET INCREASE (DECREASE) IN NET ASSETS
            RESULTING FROM OPERATIONS.................................... $918,364,617         $1,147,519,608         $(688,641,709)
                                                                          =========================================================



The accompanying notes are an integral part of these financial statements.

                                                    MIDCAP SPDR TRUST, SERIES 1
                                                STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                                                  ENDED              ENDED              ENDED
                                                                              SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                                                  2004               2003               2002
                                                                             -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
    Net investment income................................................... $    61,054,593    $    47,080,832    $    47,340,621
    Net realized gains (losses) on investments and in-kind redemptions......     429,128,565       (134,645,583)        95,893,014
    Net increase (decrease) in unrealized appreciation (depreciation)
        on investments......................................................     428,181,459      1,235,084,359       (831,875,344)
                                                                             -----------------------------------------------------
    Net increase (decrease) in net assets resulting from operations.........     918,364,617      1,147,519,608       (688,641,709)
                                                                             -----------------------------------------------------

Dividends and Distributions to Unitholders from:
    Net investment income...................................................     (59,300,208)       (47,468,808)       (47,963,865)
    Net realized gains......................................................              --                 --                 --
                                                                             -----------------------------------------------------
        Total dividends and distributions ..................................     (59,300,208)       (47,468,808)       (47,963,865)
                                                                             -----------------------------------------------------
Unitholder Transactions:
    Proceeds from subscriptions of MidCap SPDR units........................   2,007,615,417        859,675,707      3,612,115,520
    Reinvestment of dividends and distributions ............................         448,959            451,164            415,262
    Less: Redemptions of MidCap SPDR units .................................  (1,610,059,193)    (2,089,706,871)    (1,434,058,022)
                                                                             -----------------------------------------------------
    Increase (decrease) in net assets due to unitholder transactions........     398,005,183     (1,229,580,000)     2,178,472,760
                                                                             -----------------------------------------------------
        Total increase (decrease)...........................................   1,257,069,592       (129,529,200)     1,441,867,186

Net Assets:
    Beginning of year.......................................................   5,278,961,955      5,408,491,155      3,966,623,969
                                                                             -----------------------------------------------------
    End of year (including undistributed net investment income of
        $415,782, $2,995,660 and $3,046,955, respectively).................. $ 6,536,031,547    $ 5,278,961,955    $ 5,408,491,155
                                                                             =====================================================



The accompanying notes are an integral part of these financial statements.

                                                    MIDCAP SPDR TRUST, SERIES 1
                                                        FINANCIAL HIGHLIGHTS
                                                  SELECTED DATA FOR A MIDCAP SPDR


                                                FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR     FOR THE YEAR
                                                    ENDED           ENDED           ENDED           ENDED            ENDED
                                                SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,
                                                    2004            2003            2002            2001             2000
                                                ------------------------------------------------------------------------------

Net Asset Value, Beginning of Year............      $93.50           $74.67           $79.21           $98.86           $71.70
Investment Operations:
    Net investment income.....................        1.02             0.82             0.70             0.67             0.75
    Net realized and unrealized gains (losses)
    on investments............................       15.06            18.82            (4.52)          (19.61)           29.18
                                                ------------------------------------------------------------------------------
Total from Investment Operations..............       16.08            19.64            (3.82)          (18.94)           29.93
                                                ------------------------------------------------------------------------------
Less Distributions from:
    Net investment income.....................       (0.99)           (0.81)           (0.72)           (0.71)           (0.77)
    Net realized  gains.......................        0.00             0.00             0.00             0.00            (2.00)
                                                ------------------------------------------------------------------------------
Total Distributions...........................       (0.99)           (0.81)           (0.72)           (0.71)           (2.77)
                                                ------------------------------------------------------------------------------
Net Asset Value, End of  Year.................     $108.59           $93.50           $74.67           $79.21           $98.86
                                                ==============================================================================
Total Investment Return.......................      17.21%           26.41%          (4.94)%         (19.26)%           42.55%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000's)...............  $6,536,032       $5,278,962       $5,408,491       $3,966,624      $ 3,049,667
Ratio of expenses to average net assets.......     0.25%(1)         0.25%(1)         0.25%(1)         0.26%(1)         0.28%(1)
Ratio of net investment income to average net
    assets....................................     0.96%(1)         0.96%(1)         0.81%(1)         0.75%(1)         0.85%(1)
Portfolio turnover rate (2) ..................      16.29%           13.02%           21.43%           33.22%           29.95%


(1) Net of expenses reimbursed or assumed by the Sponsor and the Trustee. Before expenses reimbursed by the Sponsor and the Trustee, the net investment income and expenses to average net assets ratios would have been 0.96% and 0.25% for the year ended September 30, 2004, 0.96% and 0.25% for the year ended September 30, 2003, 0.82% and 0.25% for the year ended September 30, 2002, 0.76% and 0.25% for the year ended September 30, 2001, 0.87% and 0.25% for the year ended September 30, 2000.

(2) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of MidCap SPDRs.



The accompanying notes are an integral part of these financial statements.

MIDCAP SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER  30, 2004

NOTE 1 - ORGANIZATION

MidCap SPDR Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's Midcap 400 Composite Price Index (the "S&P MidCap Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depository Receipt ("MidCap SPDR"). The Trust commenced operations on April 27, 1995 upon the initial issuance of 375,000 MidCap SPDRs (equivalent to 15 "Creation Units"- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Trust are prepared in accordance with accounting principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation - Portfolio securities are valued based on the closing sale price on the exchange, which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the mean between the closing bid and offer prices on the exchange, which is deemed to be the principal market for the security. Portfolio securities traded on NASDAQ are valued at the NASDAQ official closing price on the day of valuation. If there are no closing bid and offer prices available, valuation will be determined by the Trustee in good faith based on available information.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

Federal Income Tax - The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust is not subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust is not subject to federal excise tax.

NOTE 3 - TRANSACTIONS WITH THE TRUSTEE AND SPONSOR

In accordance with the Trust Agreement, The Bank of New York (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P MidCap Index. For these services, the Trustee receives a fee at the following annual rates:

NET ASSET VALUE OF THE TRUST       FEE AS A PERCENTAGE OF NET ASSET VALUE OF THE TRUST
----------------------------       ---------------------------------------------------
$0-$500,000,000*                            14/100 of 1% per annum
$500,000,001-$1,000,000,000*                12/100 of 1% per annum
$1,000,000,001 and above*                   10/100 of 1% per annum

* The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee voluntarily agreed to reduce its fee by $123,652 for the year ended September 30, 2004. The amount of the reduction equals the Federal Funds Rate, as published in the Wall Street Journal multiplied by each day's daily cash balance in the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

PDR Services Corporation (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange, Inc.) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, which exceeded 30/100 of 1% per annum of the daily net asset value of the Trust as calculated by the Trustee. There were no expenses assumed by the Sponsor for the years ended September 30, 2004, 2003 and 2002.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that expenses fall below the expense limitation described above on any given day during the year. There is no recoupment by the Sponsor of expenses so reimbursed in subsequent periods.

NOTE 4 - TRUST TRANSACTIONS IN MIDCAP SPDRs
TRANSACTIONS IN MIDCAP SPDRS WERE AS FOLLOWS:

                                     YEAR ENDED SEPTEMBER 30, 2004    YEAR ENDED SEPTEMBER 30, 2003   YEAR ENDED SEPTEMBER 30, 2002
                                     -----------------------------    -----------------------------   -----------------------------
                                     MIDCAP SPDRs           AMOUNT    MIDCAP SPDRs           AMOUNT   MIDCAP SPDRs           AMOUNT
                                     ------------           ------    ------------           ------   ------------           ------

MidCap SPDRs sold .................    19,525,000   $2,007,615,417      10,050,000  $   859,675,707     39,000,000   $3,612,115,520
Dividend reinvestment
  MIDCAP SPDRs issued..............         4,256          448,959           5,557          451,164          4,704          415,262
MidCap SPDRs redeemed .............   (15,800,000)  (1,610,059,193)    (26,025,000)  (2,089,706,871)   (16,650,000)  (1,434,058,022)
                                      -----------   --------------     -----------   --------------     ----------   --------------
Net increase/decrease .............     3,729,256   $  398,005,183     (15,969,443) $(1,229,580,000)    22,354,704   $2,178,472,760
                                      ===========   ==============     ===========  ===============     ==========   ==============


Except under the Trust's dividend reinvestment plan, MidCap SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 25,000 MidCap SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is equivalent to the undistributed net investment income per MidCap SPDR and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. Transaction fees, in the amount of the lesser of 20/100 of 1% of current market value of 1 Creation Unit or $3,000, are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Trustee directly from the authorized participants and used to offset the expense of processing orders. During the year ended September 30, 2004, the Trustee earned $207,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers for the year ended September 30, 2004.

At September 30, 2004, the Trustee and its affiliates held 3,848,955 MidCap SPDRs, or 6.39% of fractional undivided interest in the Trust.

NOTE 5 - INVESTMENT TRANSACTIONS

For the year ended September 30, 2004 the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $2,007,615,417, $1,610,059,193, $1,137,919,964 and $1,137,139,443, respectively.

NOTE 6 - FEDERAL INCOME TAX STATUS

The following details the tax basis distributions and components of distributable earnings as of September 30, 2004. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales and amortization of license fees.

Cost of investments for federal income tax purposes      $ 6,770,915,528
                                                         ===============

Gross unrealized appreciation                            $   775,794,120
Gross unrealized depreciation                             (1,011,499,037)
                                                         ---------------
Net unrealized depreciation                              $  (235,704,917)
                                                         ===============

Distributable earnings, ordinary income                  $     6,895,161
                                                         ===============
Capital loss carryforwards expiring:
         9/30/08                                         $   (11,118,835)
         9/30/09                                            (168,998,054)
         9/30/10                                            (152,712,102)
         9/30/11                                            (109,442,118)
         9/30/12                                             (80,448,660)
                                                         ---------------
                                                         $  (522,719,769)

To the extent that capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

The tax composition of dividends paid during the years ending September 30, 2004, September 30, 2003 and September 30, 2002 were from ordinary income.

As of September 30, 2004, the Trust had permanent book/tax differences primarily attributable to in-kind redemptions. To reflect reclassifications arising from these differences, undistributed net investment income was decreased by $4,334,263, accumulated net realized loss on investments was increased by $366,612,906, and additional paid in capital was increased by $370,947,169.

NOTE 7 - REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements in unknown as this would involve future claims that maybe made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEE AND THE UNITHOLDERS OF MIDCAP SPDR TRUST, SERIES 1:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of MidCap SPDR Trust, Series 1 (the "Trust") at September 30, 2004, the results of its operations and the changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
January 7, 2005

                               ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2004*

Number of MidCap SPDRs:                     60,191,192

Fractional Undivided Interest in Trust
Represented by each MidCap SPDR:            1/60,191,192th

Record Date:                                Quarterly, on the second (2nd) Business Day after the third
                                            Friday in each of March, June, September and December**.

Dividend Payment Dates:                     Quarterly, on the last Business Day of April, July, October and January**.

Trustee's Annual Fee:                       From 14/100 of one percent to 10/100 of one percent, based on net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee***.

Estimated Ordinary Operating
Expenses of the Trust:                      25/100 of one percent (inclusive of Trustee's annual fee)***

Net Asset Value per MidCap SPDR
(based on the value of the securities, other
net assets of the Trust and number of
MidCap SPDR's outstanding):                 $108.59

Evaluation Time:                            Closing time of the regular trading session on the New York
                                            Stock Exchange, Inc. (ordinarily 4:00 p.m. New York time).

Licensor:                                   Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Mandatory Termination Date:                 The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:                  Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation****.

---------------

* The Trust Agreement became effective and the initial deposit was made on April 27, 1995 (the "Initial Date of Deposit").

**    See "Administration of the Trust - Distributions to Beneficial Owners".

***   See "Expenses of the Trust".

**** The Trust may also be terminated under other circumstances. See "Administration of the Trust - Termination".

                                MIDCAP SPDR TRUST
                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                     BID/ASK PRICE VS. NET ASSET VALUE (NAV)
                         Five Year Period Ending 9/30/04


                                           NUMBER OF           PERCENTAGE OF
PREMIUM/DISCOUNT RANGE                    TRADING DAYS      TOTAL TRADING DAYS
----------------------                    ------------      ------------------
Greater than 0.25%                               58                    4.6%
Between zero and 0.25%                          522                   41.5%
Bid/Ask price equal to NAV                       22                    1.8%
Between zero and -0.25%                         568                   45.2%
Less than -0.25%                                 87                    6.9%
                                             ------                -------
TOTAL:                                         1257                    100%

       COMPARISON OF TOTAL RETURNS BASED ON NAV AND BID/ASK PRICE (1)(2)
                            FROM INCEPTION TO 9/30/04

                            CUMULATIVE TOTAL RETURN

                                                                      SINCE
                                             1 YEAR      5 YEAR     INCEPTION
                                             ------      ------     ---------

MidCap SPDR Trust Series 1
   Return Based on NAV .................     17.45%      62.46%      246.87%
   Return Based on Bid/Ask Price .......     17.39%      62.23%      246.59%
S&P MidCap 400 Index ...................     17.55%      64.80%      260.51%


                          AVERAGE ANNUAL TOTAL RETURN

                                                                      SINCE
                                             1 YEAR      5 YEAR     INCEPTION
                                             ------      ------     ---------

MidCap SPDR Trust Series 1
   Return Based on NAV .................     17.45%      10.19%       14.10%
   Return Based on Bid/Ask Price .......     17.39%      10.16%       14.09%
S&P MidCap 400 Index ...................     17.55%      10.51%       14.56%


(1) Currently, the Bid/Ask Price is calculated based on the best bid and best offer on the Amex at 4:00 p.m. However, prior to April 3, 2001, the calculation of the Bid/Ask Price was based on the midpoint of the best bid and best offer at the close of trading on the Amex, ordinarily 4:15 p.m.

(2) Average Annual Return and Cumulative Total Return for the period since inception is calculated from the inception date of April 27, 1995.

MIDCAP SPDR TRUST, SERIES 1

--------------------------------------------------------------------------------

SPONSOR
-------
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
-------
The Bank of New York
2 Hanson Place
Brooklyn, NY 11217

DISTRIBUTOR
-----------
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
---------------------------------------------
PricewaterhouseCoopers LLP
PriceWaterhouseCoopers Center
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
-------------
Carter, Ledyard & Milburn LLP
2 Wall Street
New York, NY 10005